SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of presentation

The Company’s consolidated financial statements as of December 31, 2020 and 2021, and for each of the three years in the period ended December 31, 2021, have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). The significant accounting policies described below have been applied on a consistent basis for all years presented, unless noted otherwise.

The consolidated financial statements have been prepared on the basis of historical cost, subject to adjustment of warrant liabilities to their fair value through profit or loss.

The preparation of financial statements in conformity with IFRS requires management to make estimates, judgments and assumptions that may affect the reported amounts of assets, liabilities, equity and expenses, as well as the related disclosures of contingent assets and liabilities, in the process of applying the Company’s accounting policies. Actual results could differ from those estimates.

Areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in Note 4. Actual results may differ materially from estimates and assumptions used by the Company’s management.

b.	Principles of consolidation

Consolidated entities are all entities over which BioLineRx has control. BioLineRx controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Consolidated entities are fully consolidated from the date on which control of such entities is transferred to BioLineRx and they are de-consolidated from the date that control ceases.

c.	Functional and reporting currency

The functional and reporting currency in these financial statements is the U.S. dollar (“dollar”, “USD” or “$”), which is the primary currency of the economic environment in which the Company operates. Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates are generally recognized in profit or loss.

Foreign exchange gains and losses that relate to borrowings are presented in the statement of comprehensive loss, within financial expenses.

d.	Cash equivalents and short-term bank deposits

Cash and cash equivalents include cash on hand and short-term bank deposits (up to three months from date of deposit) that are not restricted as to withdrawal or use. Bank deposits with original maturity dates of more than three months and with a current maturity date of less than one year from the balance sheet date are included in short-term bank deposits. The fair value of cash equivalents and short-term bank deposits approximate their carrying value, since they bear interest at rates close to the prevailing market rates.

e.	Property and equipment

Property and equipment are stated at historical cost less depreciation. Historical cost includes expenditures that are directly attributable to the acquisition of the items. Assets are depreciated by the straight-line method over the estimated useful lives of the assets, provided that the Company’s management believes the residual values of the assets to be negligible, as follows:

%
Computers and communications equipment	20-33
Office furniture and equipment	6-15
Laboratory equipment	15-20

The assets’ residual values, methods of depreciation and useful lives are reviewed and adjusted, if appropriate, at each balance sheet date. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Leasehold improvements are amortized by the straight-line method over the shorter of the lease term or the estimated useful life of the improvements.

f.	Intangible assets

The Company applies the cost method of accounting for initial and subsequent measurements of intangible assets. Under this method of accounting, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses.

Intellectual property
The Company recognizes in its financial statements intangible assets developed by the Company to the extent that the conditions stipulated in o. below are met. Intellectual property acquired by the Company is initially measured at cost. Intellectual property acquired by the Company for development purposes is not amortized and is tested annually for impairment. See g. below.

Computer software
Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and bring to use the specific software. These costs are amortized over the estimated useful lives of the software (3-5 years).

g.	Impairment of non-financial assets

Impairment of intellectual property is required when the Company decides to terminate or suspend the development of a project based on such intellectual property. In addition, the Company performs impairment reviews on an annual basis, or more frequently if events or changes in circumstances indicate a potential impairment. Property and equipment, as well as computer software, are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized equal to the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and the asset’s value in use to the Company.

h.	Financial assets

The Company accounts for financial assets in accordance with IFRS 9 “Financial Instruments.”

1)	Classification

The financial assets of the Company are classified as financial assets at amortized cost. The classification is done on the basis of the Company’s business model for managing the financial assets and the contractual cash flow characteristics of the financial assets.

Financial assets at amortized cost

Financial assets at amortized cost are assets held pursuant to a business model whose objective is to hold assets in order to collect contractual cash flows and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are included in current assets, except for those with maturities greater than 12 months after the balance sheet date (in which case they are classified as non-current assets).

The Company’s financial assets at amortized cost are included in other receivables and bank deposits in the consolidated statements of financial position.

2)	Recognition and measurement

Regular purchases and sales of financial assets are recognized on the settlement date, which is the date on which the asset is delivered to the Company or delivered by the Company. Investments are initially recognized at fair value plus transaction costs, except for trade receivables, which are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components.

Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. Financial assets at amortized cost are measured in subsequent periods at amortized cost using the effective interest method.

3)	Impairment

The Company recognizes a loss allowance for expected credit losses on financial assets at amortized cost. At each reporting date, the Company assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. If the financial instrument is determined to have low credit risk at the reporting date, the Company assumes that the credit risk on a financial instrument has not increased significantly since initial recognition.

i.	Warrants

Receipts in respect of warrants are classified as equity to the extent that they confer the right to purchase a fixed number of shares for a fixed exercise price. In the event that the exercise price or the numbers of shares to be issued are not deemed to be fixed, the warrants are classified as a non-current derivative financial liability. This liability is initially recognized at its fair value on the date the contract is entered into and subsequently accounted for at fair value at each reporting date. The fair value changes are charged to non-operating income and expense on the statement of comprehensive loss. Issuance costs allocable to warrants are also recorded as non-operating expense on the statement of comprehensive loss.

j.	Share capital

The Company’s ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new shares are shown in equity as a deduction from the issuance proceeds.

k.	Trade payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. These payables are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities. Trade payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

l.	Deferred taxes

Deferred taxes are recognized using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax assets are recognized only to the extent that it is probable that future taxable income will be available against which the temporary differences can be utilized.

As the Company is currently engaged primarily in development activities and is not expected to generate taxable income in the foreseeable future, no deferred tax assets are included in the financial statements.

m.	Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.

Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

n.	Revenue from contracts with customers

The Company accounts for revenue in accordance with IFRS 15, “Revenue from Contracts with Customers.”

IFRS 15 introduces a five-step model for recognizing revenue from contracts with customers, as follows:

•	identify the contract with a customer;
•	identify the performance obligations in the contract;
•	determine the transaction price;
•	allocate the transaction price to the performance obligations in the contract; and
•	recognize revenue when (or as) the entity satisfies a performance obligation.

During the years included in these financial statements, the Company did not generate revenues, other than immaterial amounts received from an out-licensing agreement signed in 2014 with Perrigo Company plc., which have been included in non-operating income.

o.	Research and development expenses

Research expenses are charged to profit or loss as incurred.

An intangible asset arising from development (or from the development phase of an internal project) is recognized if all of the following conditions are fulfilled:

•	technological feasibility exists for completing development of the intangible asset so that it will be available for use or sale.

•	it is management’s intention to complete development of the intangible asset for use or sale.

•	the Company has the ability to use or sell the intangible asset.

•
it is probable that the intangible asset will generate future economic benefits, including existence of a market for the output of the intangible asset or the intangible asset itself or, if the intangible asset is to be used internally, the usefulness of the intangible asset.

•	adequate technical, financial and other resources are available to complete development of the intangible asset, as well as the use or sale thereof.

•	the Company has the ability to reliably measure the expenditure attributable to the intangible asset during its development.

Other development costs that do not meet the foregoing conditions are charged to profit or loss as incurred. Development costs previously expensed are not recognized as an asset in subsequent periods. As of December 31, 2021, the Company has not yet capitalized development expenses.

p.	Employee benefits

1)	Pension and severance pay obligations

Israeli labor laws and the Company’s employment agreements require the Company to pay retirement benefits to employees terminated or leaving their employment in certain other circumstances. Most of the Company’s employees are covered by a defined contribution plan under Section 14 of the Israel Severance Pay Law.

With respect to the remaining employees, the Company records a liability on its balance sheet for defined benefit plans that represents the present value of the defined benefit obligation as of each reporting date, net of the fair value of plan assets. The present value of the defined benefit liability is determined by discounting the anticipated future cash outflows, using interest rates that are denominated in the currency in which the benefits will be payable.

The amounts recorded as an employee benefit expense in respect of pension and severance pay obligations for the years 2019, 2020 and 2021 were $580,000, $668,000 and $744,000, respectively.

2)	Vacation and recreation pay

Labor laws in Israel entitle every employee to vacation and recreation pay, both of which are computed annually. The entitlement with respect to each employee is based on the employee’s length of service at the Company. The Company recognizes a liability and an expense in respect of vacation and recreation pay based on the individual entitlement of each employee.

3)	Share-based payments

The Company operates an equity-settled, share-based compensation plan, under which it grants equity instruments (options, restricted stock units and performance stock units) of the Company as additional consideration for services from employees and service providers. The fair value of the employee services received in exchange for grant of the equity instruments is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the equity instruments granted:

•	including any market performance conditions (for example, the Company’s share price); and

•

excluding the impact of any service and non-market performance vesting conditions (for example, profitability, sales growth targets and the employee remaining with the entity over a specified time period).

Non-market performance and service conditions are included in assumptions about the number of equity instruments that are expected to vest. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. Performance stock unit expenses are recognized only if it is probable that the performance condition will be achieved.

When the equity instruments are exercised, the Company issues new shares. The proceeds received, net of any directly attributable transaction costs, are credited to share capital (at par value) and share premium when the equity instruments are exercised.

q.	Loss per share

1)	Basic

The basic loss per share is calculated by dividing the loss attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year.

2)	Diluted

The diluted loss per share is calculated by adjusting the weighted average number of outstanding ordinary shares, assuming conversion of all dilutive potential shares. The Company’s dilutive potential shares consist of warrants issued to investors, as well as equity instruments granted to employees and service providers. The dilutive potential shares were not taken into account in computing loss per share in 2019, 2020 and 2021, as their effect would have been anti-dilutive.

r.	Leases

The Company’s leases include property and motor vehicle leases. At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company reassesses whether a contract is, or contains, a lease only if the terms and conditions of the contract are changed.

At the commencement date, the Company measures the lease liability at the present value of the lease payments that are not paid at that date, including, inter alia, the exercise price of a purchase option if the Company is reasonably certain to exercise that option. Simultaneously, the Company recognizes a right-of-use asset in the amount of the lease liability.

Since the interest rate implicit in the lease cannot be readily determined, the Company uses the Company’s incremental borrowing rate. This rate is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment.

The lease term is the non-cancellable period for which the Company has the right to use an underlying asset, together with both the periods covered by an option to extend the lease, if the Company is reasonably certain to exercise that option, and periods covered by an option to terminate the lease, if the Company is reasonably certain not to exercise that option.

After the commencement date, the Company measures the right-of-use asset applying the cost model, less any accumulated depreciation and any accumulated impairment losses and adjusted for any remeasurement of the lease liability

Assets are depreciated by the straight-line method over the estimated useful lives of the right of use assets or the lease period, which is shorter:

Years
Property	11
Motor vehicles	3

Interest on the lease liability is recognized in profit or loss in each period during the lease term, in an amount that produces a constant periodic rate of interest on the remaining balance of the lease liability.

s.	New standards and interpretations not yet adopted

Classification of Liabilities as Current or Non-current (Amendment to IAS 1)

The narrow-scope amendments to IAS 1, “Presentation of Financial Statements,” clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (e.g., the receipt of a waiver or a breach of covenant). The amendments also clarify what IAS 1 means when it refers to the “settlement” of a liability. The amendments could affect the classification of liabilities, particularly for entities that previously considered management’s intentions to determine classification and for some liabilities that can be converted into equity. They must be applied retrospectively in accordance with the normal requirements in IAS 8, “Accounting Policies, Changes in Accounting Estimates and Errors.” The amendment should be applied retrospectively for annual periods beginning on or after January 1, 2023. Earlier application is permitted. The adoption of the amendment is not expected to have a material impact on the Company’s financial statements.

F - 18

BioLineRx Ltd.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS